Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share (Tables) [Abstract]
Basic earnings per share

Basic earnings per share is calculated by dividing the net profit attributable to the Parent by the weighted average outstanding shares during the year average number, excluding the average number of own shares held during the year and held in treasury.

	2019	2018	2017

Profit attributable to the Parent	16,406,932	12,582,477	8,924,064

Earnings per share (Brazilian Reais)
Basic earnings per 1,000 shares (Brazilian Reais)
Common shares	2,094.83	1,604.34	1,133.43
Preferred shares	2,304.32	1,764.78	1,246.77
Net Profit attributable - Basic (Brazilian Reais)
Common shares	7,965,194	6,108,349	4,332,026
Preferred shares	8,441,738	6,474,128	4,592,038

Weighted average shares outstanding - Basic
Common shares	3,802,303	3,807,386	3,822,057
Preferred shares	3,663,444	3,668,527	3,683,145

b) Diluted earning per share

The diluted earnings per share

The diluted earnings per share is calculated by dividing the net profit attributable to the Parent by the weighted average outstanding shares during the year average number, excluding the average number of own shares held during the year and held in treasury, including the effect of dilutive potential programs long-term compensation.

	2019	2018	2017

Profit attributable to the Parent	16,406,932	12,582,477	8,924,064

Earnings per share (Brazilian Reais)
Diluted earnings per 1,000 shares (Brazilian Reais)
Common shares	2,094.83	1,604.34	1,132.44
Preferred shares	2,304.32	1,764.78	1,245.69
Net Profit attributable - Basic (Brazilian Reais)
Common shares	7,965,194	6,108,349	4,331,955
Preferred shares	8,441,738	6,474,128	4,592,109

Weighted average shares outstanding (in thousand) - Diluted
Common shares	3,802,303	3,807,386	3,686,401
Incremental shares from stock options granted under Stock Option Plan - Units (1)	-	-	3,257

Preferred shares	3,663,444	3,668,527	3,686,401
Incremental shares from stock options granted under Stock Option Plan - Units (1)	-	-	3,257

(1) The exercise period of the SOP 2013 Long Term Incentive Plan purchase option ended in June 2018. The Bank does not have stock-based compensation plans in force (Note 40) and consequently has no anti-dilution items.